Putnam
OTC & Emerging
Growth Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-02


[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Given the tumultuous environment that dominated Putnam OTC & Emerging Growth Fund's semiannual period in the wake of the terrorist attacks, performance for the six months ended January 31, 2002, though still negative, represents a significant improvement over the prior year's results.

We are not out of the woods yet, but signs are beginning to appear to suggest that the economic and market fundamentals are not as dire as many observers believed in the weeks immediately following September 11th. However, exactly when investors will become convinced that a lasting recovery is in place and shed their wariness remains to be seen.

As you will note in this report, we are now simply listing the name of the team responsible for the fund's management rather than individual team members. This change reflects Putnam's belief that mutual funds are more effectively overseen by teams than by individuals.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 13, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the Putnam Specialty Growth Team

During the six-month period ended January 31, 2002, Putnam OTC & Emerging Growth Fund continued to be pressured by a difficult environment for stocks of small, midsize, and emerging-growth companies. Despite a considerable rebound for these stocks in the final three months of 2001, they were negatively affected by the severe economic slowdown in the United States and the September 11th terrorist attacks on New York and Washington. The consequence has been a loss for your fund for the first half of its 2002 fiscal year. The fund's performance also lagged that of its benchmark, the Russell 2500 Growth Index, and of its Lipper Mid-Cap Growth Fund peer group. This underperformance was due to significant weakness in the fund's technology, telecommunications, and media holdings early in the period. While these sectors had strengthened by period's end, their earlier declines hurt overall performance.

Total return for 6 months ended 1/31/02

     Class A           Class B           Class C           Class M
   NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
-----------------------------------------------------------------------
 -14.44%  -19.36%  -14.80%  -19.06%  -14.70%  -15.55%  -14.55%  -17.50%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* A DIFFICULT ENVIRONMENT FOR EMERGING-GROWTH STOCKS

In keeping with its stated objectives, your fund focused on the sectors and stocks that were believed to offer the strongest prospects for earnings growth over time. We look for opportunities in small and midsize companies. This may include emerging-growth stocks that are believed to have capital appreciation potential that is significantly greater than market averages. These stocks, by their very nature, also tend to be most affected by market volatility.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics           16.8%

Retail                12.2%

Software               8.4%

Health care services   7.1%

Computers              6.6%

Footnote reads:
* Based on net assets as of 1/31/02. Holdings will vary over time.


At the start of your fund's fiscal year in August, the U.S. stock market was struggling with an economic slowdown that had begun in the fall of 2000. According to an announcement late in the year from the National Bureau of Economic Research, the U.S. economy officially entered recession in March 2001. The speed and magnitude of the economic slowdown and the impact it had on business spending, consumer behavior, and investor sentiment led to sharp declines for many holdings in the fund's portfolio.

As September approached, we began to see evidence of improving business trends for many companies. Those that had been plagued by corporate spending cutbacks and low demand were working aggressively to cut costs and reduce excess inventory. It appeared that businesses would begin working their way toward more normal capital spending and ordering patterns. Of course, at that time, no one could have imagined the tragic events that were about to unfold in September.

* SEPTEMBER TRAGEDY HURT FINANCIAL MARKETS WORLDWIDE

The terrorist attacks of September 11 were unprecedented in U.S. history and the extent of their impact on financial markets around the world was, in a sense, uncharted territory. The attacks forced the U.S. equity markets to close for four consecutive days -- the longest hiatus since the Great Depression -- and in their wake the Dow Jones Industrial Average posted its worst quarterly loss in 14 years. Immediately following the attacks, business activity and consumer spending were disrupted and stocks declined in anticipation of further capital-spending cuts and increased economic and political uncertainty. In this weak market environment, we sought to take advantage of historically low valuations for stocks across many sectors.

Although stocks fell further in the wake of September 11th, evidence of the U.S. market's resilience became apparent as early as October, when stocks began to recover. At the same time, the Federal Reserve Board continued its aggressive stance; during the period, it enacted five more interest-rate cuts, for a total of 11 in 2001, bringing short-term rates to their lowest level in four decades. The market environment continued to improve as investors reacted enthusiastically to calls for patriotism, government efforts to stimulate the economy, and positive military reports from Afghanistan.

Fund Profile

Putnam OTC & Emerging Growth Fund seeks long-term capital appreciation by investing in stocks of U.S. companies traded in the over-the-counter market and in emerging-growth companies listed on securities exchanges. The fund targets small and midsize companies whose earnings are expected to grow rapidly. The fund may be appropriate for investors who are seeking above-average growth potential and are willing to assume above-average risk in pursuit of this goal.

Investors also began to shift back into more aggressive growth stocks in anticipation of a recovery in 2002. In the latter portion of the semiannual period, stocks surged. In many cases, those that had suffered most earlier in the year staged the most dramatic rebounds. These changing market conditions during the period contributed to the fund's realized losses and unrealized gains during the period. (See the Statement of Operations on page 19 for more information.)

* POWERFUL REBOUND DID NOT OFFSET EARLIER DECLINES

Although the improved environment led to a significant rebound in your fund's performance, it was not enough to offset the sharp declines of the prior months. Despite their strength at the close of the period, media, technology, and telecommunications stocks in the portfolio hurt overall fund performance for the six-month period. Technology stocks had been hardest hit by the market decline as the slumping economy led consumers and businesses to cut back sharply on technology spending. While we remained focused on well-managed companies with solid business fundamentals, the downturn eventually punished even the largest and strongest technology companies.

We still believe that technology, over the long term, will continue to be an important growth sector and the driving force behind productivity and economic growth. Therefore, it remains an essential component of your fund's portfolio. It is important to note, however, that the fund's technology weighting has been reduced considerably, since stocks with market-leading rates of earnings growth can now be found across many more sectors as a result of the economic slowdown. Technology, which at its peak had accounted for nearly 70% of the portfolio, represented approximately 43% of the fund's assets at the end of January 2002.

* FUND IS MORE DIVERSIFIED ACROSS SECTORS

Throughout the six-month period, we continued to seek opportunities in a wide range of sectors that helped diversify the portfolio and offered strong potential for growth. For example, we increased the fund's health-care weighting significantly, as we see several positive long-term growth trends in this sector, including the aging U.S. population, innovative developments in biotechnology, pharmaceuticals, and medical products, and a significant increase in demand for health-care services. We also increased the fund's energy holdings during the period. Natural gas prices have come under significant pressure, resulting in attractive valuations for energy stocks, while the long-term outlook for demand is positive. Since energy prices are fairly volatile and can move dramatically, we believed it made sense to invest in energy stocks when their prices were attractively low.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Marvell Technology Group, Ltd. (Bermuda)
Electronics

Emulex Corp.
Computers

Lamar Advertising Co.
Advertising and marketing services

QLogic Corp.
Computers

Dollar Tree Stores, Inc.
Retail

Invitrogen Corp.
Biotechnology

Bed, Bath & Beyond, Inc.
Retail

CDW Computer Centers, Inc.
Commercial and consumer services

Univision Communications, Inc. Class A
Media

McDATA Corp. Class A
Computers

Footnote reads:
These holdings represent 17.6% of the fund's net assets as of 1/31/02. Portfolio holdings will vary over time.


The weak economic environment drove consumers to value-oriented retailers, which helped a number of stocks in the fund's portfolio, such as Family Dollar Stores, Inc. and Dollar Tree Stores, Inc. Another strong retail performer was AutoZone, which specializes in auto parts and accessories. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

* A LONG-TERM PERSPECTIVE IS KEY

Since the economic slowdown began in earnest in late 2000, your fund has faced considerable challenges. The market environment of the past two years has taught investors that aggressive-growth stocks -- especially in the technology sector -- cannot continue to appreciate without interruption. In addition to diversifying the portfolio more broadly, we have made other enhancements designed to improve the fund's risk-adjusted returns. We have broadened our research coverage, enabling us to scrutinize a wider universe of stocks, and we have enhanced our risk- management tools to assist in the construction of the fund's portfolio. This should allow your fund to adapt more easily to rapidly changing market conditions while also seeking to deliver competitive long-term performance.

Although the economic environment remained volatile at the close of the period, we enter the second half of the fiscal year with an optimistic long-term outlook. We continue to target growing companies -- across a wide range of industries -- that are well managed, with leading market positions and strong financials. We believe corporate restructurings, sustained productivity growth, lower energy prices, and monetary and fiscal stimulus should lift the U.S. economy out of recession in the first half of 2002 and improve corporate profits in the year's second half. As always, we believe investors with patience and a long-term perspective will be rewarded when we return to a more favorable environment for growth stocks.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/02, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.


TOTAL RETURN FOR PERIODS ENDED 1/31/02

                    Class A         Class B         Class C         Class M
(inception dates)  (11/1/82)       (7/15/93)       (7/26/99)       (12/2/94)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months       -14.44% -19.36% -14.80% -19.06% -14.70% -15.55% -14.55% -17.50%
------------------------------------------------------------------------------
1 year         -51.11  -53.92  -51.50  -53.93  -51.46  -51.95  -51.30  -53.02
------------------------------------------------------------------------------
5 years        -31.14  -35.11  -33.73  -34.64  -33.62  -33.62  -32.82  -35.18
Annual average  -7.19   -8.29   -7.90   -8.15   -7.87   -7.87   -7.65   -8.31
------------------------------------------------------------------------------
10 years        71.15   61.29   58.63   58.63   58.82   58.82   62.82   57.11
Annual average   5.52    4.90    4.72    4.72    4.73    4.73    5.00    4.62
------------------------------------------------------------------------------
Annual average
(life of fund)  12.58   12.23   11.62   11.62   11.75   11.75   11.90   11.70
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/02

                              Russell 2500            Consumer
                              Growth Index           price index
------------------------------------------------------------------------------
6 months                         -5.11%                 0.11%
------------------------------------------------------------------------------
1 year                          -19.84                  1.08
------------------------------------------------------------------------------
5 years                          27.92                 11.42
Annual average                    5.05                  2.19
------------------------------------------------------------------------------
10 years                        127.49                 28.60
Annual average                    8.57                  2.55
------------------------------------------------------------------------------
Annual average
(life of fund)                      --*                 3.19
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and class M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

*The index began operations on 12/31/85.


PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/02

                    Class A            Class B       Class C       Class M
------------------------------------------------------------------------------
Share value:       NAV     POP           NAV           NAV       NAV     POP
------------------------------------------------------------------------------
7/31/01          $8.52   $9.04         $7.77         $8.37     $8.11   $8.40
------------------------------------------------------------------------------
1/31/02           7.29    7.73          6.62          7.14      6.93    7.18
------------------------------------------------------------------------------

* The fund made no distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 12/31/01 (most recent calendar quarter)

                    Class A         Class B         Class C         Class M
(inception dates)  (11/1/82)       (7/15/93)       (7/26/99)       (12/2/94)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months       -21.22% -25.74% -21.63% -25.55% -21.67% -22.45% -21.50% -24.26%
------------------------------------------------------------------------------
1 year         -46.12  -49.22  -46.59  -49.26  -46.58  -47.11  -46.43  -48.29
------------------------------------------------------------------------------
5 years        -27.13  -31.31  -29.90  -30.86  -29.83  -29.83  -29.02  -31.49
Annual average  -6.13   -7.24   -6.86   -7.12   -6.84   -6.84   -6.63   -7.28
------------------------------------------------------------------------------
10 years        80.87   70.52   67.50   67.50   67.65   67.65   71.66   65.66
Annual average   6.11    5.48    5.29    5.29    5.30    5.30    5.55    5.18
------------------------------------------------------------------------------
Annual average
(life of fund)  12.81   12.46   11.84   11.84   11.97   11.97   12.12   11.91
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell 2500 Growth Index is an unmanaged index of the smallest 2500 companies in the Russell 3000 Index chosen for their growth orientation. The index assumes reinvestment of all distributions and does not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2002 (Unaudited)

COMMON STOCKS (95.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (0.8%)
-------------------------------------------------------------------------------------------------------------------
              9,100 Aeroflex, Inc. (NON)                                                             $      156,338
            252,400 L-3 Communications Holdings, Inc. (NON)                                              25,876,048
                                                                                                      -------------
                                                                                                         26,032,386

Airlines (0.4%)
-------------------------------------------------------------------------------------------------------------------
            611,700 Southwest Airlines Co.                                                               11,585,598

Automotive (0.3%)
-------------------------------------------------------------------------------------------------------------------
            289,000 Gentex Corp. (NON)                                                                    8,600,640

Banking (1.7%)
-------------------------------------------------------------------------------------------------------------------
            347,600 Greater Bay Bancorp                                                                   9,649,376
            124,300 North Fork Bancorporation, Inc.                                                       4,139,190
            639,400 TCF Financial Corp.                                                                  31,503,238
            165,800 Zions Bancorporation                                                                  8,346,372
                                                                                                      -------------
                                                                                                         53,638,176

Biotechnology (6.0%)
-------------------------------------------------------------------------------------------------------------------
            353,100 Gilead Sciences, Inc. (NON)                                                          23,099,802
            270,500 IDEC Pharmaceuticals Corp. (NON)                                                     16,083,930
            768,300 ILEX Oncology, Inc. (NON)                                                            17,670,900
            618,300 InterMune, Inc. (NON)                                                                26,277,750
            979,100 Invitrogen Corp. (NON)                                                               52,450,387
          1,092,300 Ligand Pharmaceuticals, Inc. Class B (NON)                                           16,471,884
            436,850 QIAGEN NV (Netherlands) (NON)                                                         8,304,519
            855,600 Scios, Inc. (NON)                                                                    19,661,688
             75,200 Trimeris, Inc. (NON)                                                                  2,714,720
            185,600 Trimeris, Inc. (NON) (private)                                                        6,030,144
                                                                                                      -------------
                                                                                                        188,765,724

Commercial and Consumer Services (4.0%)
-------------------------------------------------------------------------------------------------------------------
            854,200 CDW Computer Centers, Inc. (NON)                                                     47,305,596
            418,500 Corporate Executive Board Co. (The) (NON)                                            13,471,515
            716,500 eBay, Inc. (NON)                                                                     42,287,830
            352,900 Exult, Inc. (NON)                                                                     3,416,072
            255,200 Maximus, Inc. (NON)                                                                   9,021,320
            252,600 Weight Watchers International, Inc. (NON)                                             9,788,250
                                                                                                      -------------
                                                                                                        125,290,583

Communications Equipment (0.9%)
-------------------------------------------------------------------------------------------------------------------
            780,600 Extreme Networks, Inc. (NON)                                                         10,881,564
            516,900 Riverstone Networks, Inc. (NON)                                                       8,823,483
          1,935,200 Sonus Networks, Inc. (NON)                                                            7,876,264
                                                                                                      -------------
                                                                                                         27,581,311

Computer Hardware (6.4%)
-------------------------------------------------------------------------------------------------------------------
            672,100 Brocade Communications Systems, Inc. (NON)                                           24,464,440
          1,393,000 Emulex Corp. (NON)                                                                   64,091,930
          1,757,200 McDATA Corp. Class A (NON)                                                           43,578,560
            519,200 Network Appliance, Inc. (NON)                                                         9,319,640
          1,225,925 QLogic Corp. (NON)                                                                   59,984,510
                                                                                                      -------------
                                                                                                        201,439,080

Computer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            158,800 BISYS Group, Inc. (The) (NON)                                                         9,777,316

Consumer Finance (0.5%)
-------------------------------------------------------------------------------------------------------------------
            570,150 AmeriCredit Corp. (NON)                                                              12,714,345
             98,300 Metris Companies, Inc.                                                                1,400,775
                                                                                                      -------------
                                                                                                         14,115,120

Consumer Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
            621,500 TMP Worldwide, Inc. (NON)                                                            26,457,255
             21,300 Willis Group Holdings, Ltd. (NON)                                                       570,414
                                                                                                      -------------
                                                                                                         27,027,669

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
            447,200 Power-One, Inc. (NON)                                                                 4,440,696

Electronics (16.4%)
-------------------------------------------------------------------------------------------------------------------
          1,020,300 Alpha Industries, Inc. (NON)                                                         21,487,518
          1,817,300 Applied Micro Circuits Corp. (NON)                                                   18,481,941
            135,000 Brooks Automation, Inc. (NON)                                                         6,605,550
            494,300 Celestica, Inc. (Canada) (NON)                                                       20,859,460
          1,721,700 Centillium Communications, Inc. (NON) (AFF)                                          19,816,767
            456,200 Credence Systems Corp. (NON)                                                          7,212,522
          1,073,100 DDi Corp. (NON)                                                                      11,589,480
          1,304,700 Exar Corp. (NON)                                                                     30,660,450
          2,698,500 Finisar Corp. (NON)                                                                  31,761,345
            263,900 Flextronics International, Ltd. (Singapore) (NON)                                     5,858,580
          1,290,900 Integrated Device Technology, Inc. (NON)                                             39,436,995
            163,500 Intersil Corp. Class A (NON)                                                          4,859,220
            669,550 Jabil Circuit, Inc. (NON)                                                            15,533,560
            362,600 KLA-Tencor Corp. (NON)                                                               20,769,728
          1,152,800 LAM Research Corp. (NON)                                                             26,814,128
            673,000 LTX Corp. (NON)                                                                      13,298,480
          1,822,400 Marvell Technology Group, Ltd. (Bermuda) (NON)                                       73,151,136
            673,400 Novellus Systems, Inc. (NON)                                                         28,760,914
             11,200 Plexus Corp. (NON)                                                                      272,720
            935,500 PMC-Sierra, Inc. (NON)                                                               22,330,385
          1,124,500 RF Micro Devices, Inc. (NON)                                                         20,589,595
            629,300 Sanmina Corp. (NON)                                                                   9,238,124
            553,800 Semtech Corp. (NON)                                                                  19,167,018
          1,108,600 Silicon Laboratories, Inc. (NON)                                                     34,144,880
            288,700 Varian Semiconductor Equipment (NON)                                                 11,244,865
                                                                                                      -------------
                                                                                                        513,945,361

Energy (3.1%)
-------------------------------------------------------------------------------------------------------------------
            751,500 BJ Services Co. (NON)                                                                23,296,500
            853,900 ENSCO International, Inc.                                                            20,322,820
            665,500 GlobalSantaFe Corp.                                                                  18,900,200
            578,800 Nabors Industries, Inc. (NON)                                                        18,122,228
            350,000 National-Oilwell, Inc. (NON)                                                          6,667,500
             90,000 Smith International, Inc. (NON)                                                       4,954,500
                                                                                                      -------------
                                                                                                         92,263,748

Food (0.5%)
-------------------------------------------------------------------------------------------------------------------
            423,400 Krispy Kreme Doughnuts, Inc. (NON)                                                   16,872,490

Health Care Services (7.1%)
-------------------------------------------------------------------------------------------------------------------
            794,100 Accredo Health, Inc. (NON)                                                           38,100,918
            982,100 AdvancePCS (NON)                                                                     30,317,427
          2,634,600 Caremark Rx, Inc. (NON)                                                              43,470,900
            778,900 Community Health Systems, Inc. (NON)                                                 18,296,361
            367,900 Health Management Assoc., Inc. (NON)                                                  7,148,297
            111,200 Henry Schein, Inc. (NON)                                                              5,102,968
            306,400 LifePoint Hospitals, Inc. (NON)                                                      10,690,296
            624,500 Pediatrix Medical Group, Inc. (NON)                                                  20,858,300
            751,200 Pharmaceutical Product Development, Inc. (NON)                                       24,376,440
            297,000 Province Healthcare Co. (NON)                                                        10,311,840
            203,200 Quest Diagnostics, Inc. (NON)                                                        14,079,759
                                                                                                      -------------
                                                                                                        222,753,506

Investment Banking/Brokerage (2.2%)
-------------------------------------------------------------------------------------------------------------------
            278,200 BlackRock, Inc. (NON)                                                                11,962,600
            284,900 Eaton Vance Corp.                                                                    11,196,570
            518,700 Federated Investors, Inc.                                                            16,593,213
            800,600 T Rowe Price Group, Inc.                                                             30,086,548
                                                                                                      -------------
                                                                                                         69,838,931

Lodging/Tourism (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,533,000 Extended Stay America, Inc. (NON)                                                    24,757,950
            362,300 Four Seasons Hotels, Inc. (Canada)                                                   15,937,577
                                                                                                      -------------
                                                                                                         40,695,527

Manufacturing (0.5%)
-------------------------------------------------------------------------------------------------------------------
            293,000 Roper Industries, Inc.                                                               14,647,070

Media (7.0%)
-------------------------------------------------------------------------------------------------------------------
            519,900 Entercom Communications Corp. (NON)                                                  24,877,215
          1,600,000 Hispanic Broadcasting Corp. (NON)                                                    37,664,000
          1,664,000 Lamar Advertising Co. (NON)                                                          60,353,280
          1,447,200 Radio One, Inc. Class D (NON)                                                        25,340,472
          1,304,800 Univision Communications, Inc. Class A (NON)                                         45,641,904
            822,300 Westwood One, Inc. (NON)                                                             25,409,070
                                                                                                      -------------
                                                                                                        219,285,941

Medical Technology (3.9%)
-------------------------------------------------------------------------------------------------------------------
            695,100 Apogent Technologies, Inc. (NON)                                                     17,433,108
            787,200 Charles River Laboratories International, Inc. (NON)                                 24,048,960
          1,676,600 Cytyc Corp. (NON)                                                                    38,075,586
            108,500 Respironics, Inc. (NON)                                                               3,155,180
            408,000 Varian Medical Systems, Inc. (NON)                                                   16,075,200
            742,800 Zimmer Holdings, Inc. (NON)                                                          24,163,284
                                                                                                      -------------
                                                                                                        122,951,318

Oil & Gas (0.5%)
-------------------------------------------------------------------------------------------------------------------
            505,000 Noble Drilling Corp. (NON)                                                           16,144,850

Pharmaceuticals (4.5%)
-------------------------------------------------------------------------------------------------------------------
            349,400 Andrx Group (NON)                                                                    20,523,756
            227,600 Cephalon, Inc. (NON)                                                                 14,926,008
            166,100 Enzon, Inc. (NON)                                                                     8,750,148
            886,400 King Pharmaceuticals, Inc. (NON)                                                     32,264,960
            520,000 Medicis Pharmaceutical Corp. Class A (NON)                                           30,139,200
            961,500 Shire Pharmaceuticals Group PLC ADR
                    (United Kingdom) (NON)                                                               33,556,350
                                                                                                      -------------
                                                                                                        140,160,422

Restaurants (0.9%)
-------------------------------------------------------------------------------------------------------------------
            468,600 Applebee's International, Inc.                                                       17,642,790
            160,000 P.F. Chang's China Bistro, Inc. (NON)                                                 9,284,800
                                                                                                      -------------
                                                                                                         26,927,590

Retail (12.2%)
-------------------------------------------------------------------------------------------------------------------
            126,900 99 Cents Only Stores (NON)                                                            4,518,909
            229,320 American Eagle Outfitters, Inc. (NON)                                                 5,833,901
            467,200 AutoZone, Inc. (NON)                                                                 31,606,080
            525,600 Barnes & Noble, Inc. (NON)                                                           18,296,136
          1,371,500 Bed Bath & Beyond, Inc. (NON)                                                        47,426,470
            228,300 Borders Group, Inc. (NON)                                                             5,502,030
            456,300 Chico's FAS, Inc. (NON)                                                              13,666,185
            482,000 Circuit City Stores-Circuit City Group                                               14,382,875
            831,800 Coach, Inc. (NON)                                                                    38,387,570
            601,500 Columbia Sportswear Co. (NON)                                                        18,514,170
          1,696,100 Dollar Tree Stores, Inc. (NON)                                                       55,988,261
            756,400 Family Dollar Stores, Inc.                                                           25,513,372
            219,200 Foot Locker, Inc. (NON)                                                               3,397,600
            164,300 Hot Topic, Inc. (NON)                                                                 5,507,336
             27,400 Intimate Brands, Inc.                                                                   500,050
            112,100 Jones Apparel Group, Inc. (NON)                                                       3,718,357
            796,100 O'Reilly Automotive, Inc. (NON)                                                      26,342,949
            160,200 Ross Stores, Inc.                                                                     5,820,066
            991,100 Staples, Inc. (NON)                                                                  18,057,842
            224,000 Tiffany & Co.                                                                         7,996,800
          1,001,000 Too, Inc. (NON)                                                                      27,247,220
             80,000 Williams-Sonoma, Inc. (NON)                                                           3,680,000
                                                                                                      -------------
                                                                                                        381,904,179

Schools (3.0%)
-------------------------------------------------------------------------------------------------------------------
            335,000 Apollo Group, Inc. Class A (NON)                                                     15,627,750
          1,233,600 Career Education Corp. (NON)                                                         40,708,800
          2,086,700 SmartForce PLC ADR (Ireland) (NON)                                                   36,433,782
                                                                                                      -------------
                                                                                                         92,770,332

Software (7.9%)
-------------------------------------------------------------------------------------------------------------------
            152,950 Activision, Inc. (NON)                                                                4,019,526
             37,300 Advent Software, Inc. (NON)                                                           2,012,335
             68,500 Cognos, Inc. (Canada) (NON)                                                           1,805,660
            208,200 Electronic Arts, Inc. (NON)                                                          11,049,174
          2,577,817 Informatica Corp. (NON)                                                              32,609,385
            454,100 Internet Security Systems, Inc. (NON)                                                18,581,772
          1,220,900 Interwoven, Inc. (NON)                                                                8,741,644
            406,600 Intuit, Inc. (NON)                                                                   15,959,050
          1,735,100 Manugistics Group, Inc. (NON)                                                        30,277,495
            390,200 Netegrity, Inc. (NON)                                                                 6,106,630
            248,700 NETIQ Corp. (NON)                                                                     7,461,000
            905,000 Network Associates, Inc. (NON)                                                       27,140,950
            757,800 Quest Software, Inc. (NON)                                                           18,058,374
            300,000 Seebeyond Technology Corp. (NON)                                                      3,315,000
            387,200 VERITAS Software Corp. (NON)                                                         16,475,360
          1,817,400 webMethods, Inc. (NON)                                                               42,890,640
                                                                                                      -------------
                                                                                                        246,503,995

Staffing (--%)
-------------------------------------------------------------------------------------------------------------------
             25,605 AMN Healthcare Services, Inc. (NON)                                                     599,157

Technology Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            202,300 Concurrent Computer Corp. (NON)                                                       2,864,568
            168,300 Keane, Inc. (NON)                                                                     3,079,890
          1,028,700 KPMG Consulting, Inc. (NON)                                                          17,076,420
                                                                                                      -------------
                                                                                                         23,020,878

Telecommunications (1.1%)
-------------------------------------------------------------------------------------------------------------------
            408,500 CenturyTel, Inc.                                                                     12,573,630
          1,579,100 Time Warner Telecom, Inc. Class A (NON)                                              20,717,791
                                                                                                      -------------
                                                                                                         33,291,421
                                                                                                      -------------
                    Total Common Stocks (cost $3,004,754,453)                                        $2,972,871,015

CONVERTIBLE PREFERRED STOCKS (2.2%) (a) (NON)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            954,576 Astral Point Communications, Inc. Ser. D, $3.583 cv.
                    pfd. (acquired 6/21/00,
                    cost $9,500,027) (RES) (AFF)                                                     $    4,967,118
            496,666 Bowstreet, Inc. Ser. D, 7.00% cum. cv. pfd.
                    (acquired 10/25/00, cost $5,959,992) (RES)                                            1,241,665
         13,071,424 Celox Networks, Inc. Ser. C, 9.00% cum. cv. pfd
                    (acquired 4/16/01, cost $14,195,566) (RES) (AFF)                                     12,940,710
          2,016,698 Centerpoint Broadband Technologies, Inc. Ser. D,
                    $0.86 cv. pfd. (acquired 10/19/00,
                    cost $21,740,004) (RES) (AFF)                                                         5,203,081
            105,556 CiDRA Corp. Ser. D, $7.70 cv. pfd. (acquired 6/15/00,
                    cost $9,500,040) (RES) (AFF)                                                          2,939,735
          1,277,547 Commvault zero % cv. pfd. (acquired 1/30/02,
                    cost $4,000,000) (RES)                                                                4,000,000
          1,020,280 Convergent Networks, Inc. Ser. D, zero % cv. pfd.
                    (acquired 9/19/00, cost $16,681,578) (RES)                                            4,591,260
             82,351 CopperCom, Inc. Ser. H, $1.154 cv. pfd.
                    (acquired 7/7/00, cost $4,750,006) (RES)                                                642,338
            306,122 Epicentric, Inc. Ser. C, $0.588 cv. pfd.
                    (acquired 3/27/00, cost $2,249,997) (RES) (AFF)                                       1,346,937
            924,220 Epicentric, Inc. Ser. D, $0.381 cv. pfd.
                    (acquired 3/7/01, cost $4,399,287) (RES) (AFF)                                        4,066,568
            629,974 Equinix, Inc. Ser. C, $1.21 cv. pfd (acquired
                    6/8/00, cost $9,500,008) (RES)                                                        1,298,376
          1,342,108 eStudio LIVE, Inc. Ser. B, zero % cv. pfd.
                    (acquired various dates from 2/23/00
                    to 9/25/01, cost $4,499,407) (RES) (AFF)                                              2,348,689
         10,627,800 Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired
                    9/5/00, cost $9,352,464) (RES)                                                        2,656,950
            200,000 InfoNow Corp. Ser. B, zero % cv. pfd.
                    (acquired 12/29/99, cost $4,000,000) (RES)                                            1,391,634
            804,712 Into Networks, Inc. Ser. D, $0.472 cv. pfd.
                    (acquired 7/3/00, cost $4,749,998) (RES) (AFF)                                          595,487
            425,000 Lightwave Microsystems Corp. Ser. G, $0.80
                    cv. pfd. (acquired 10/19/00, cost $4,250,000) (RES)                                   1,275,000
          1,690,574 MarketSoft Software Corp. Ser. D, zero %
                    cv. pfd. (acquired 12/7/00, cost $8,250,001) (RES) (AFF)                              4,649,079
            555,882 NuTool, Inc. Ser. C, $0.27 cv. pfd.
                    (acquired 11/15/00, cost $1,889,999) (RES)                                            2,173,499
            202,937 NuTool, Inc. Ser. D, zero % cv. pfd
                    (acquired 11/1/01, cost $793,484) (RES)                                                 793,484
          1,974,550 Optical Switch Corp. Ser. B, zero % cv. pfd.
                    (acquired 3/16/00, cost $17,999,998) (RES)                                            1,579,640
            395,834 Plumtree Software, Inc. Ser. E, $0.768 cv. pfd.
                    (acquired 4/10/00, cost $3,800,006) (RES)                                             3,990,007
            878,186 Totality Corp. Ser. D, $0.346 cum. cv. pfd.
                    (acquired 6/26/00, cost $3,799,999) (RES)                                               966,005
            125,000 UNEXT.com, LLC (acquired 4/14/00,
                    cost $10,451,238) (RES)                                                                 996,250
            459,362 Vivace Networks, Inc. Ser. C, $0.583 cv, pfd.
                    (acquired 9/7/00, cost $4,464,999) (RES)                                              1,341,337
                                                                                                      -------------
                    Total Convertible Preferred Stocks
                    (cost $180,778,095)                                                              $   67,994,849

CONVERTIBLE BONDS AND NOTES (--%) (a) (cost $1,000,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,000,000 eStudio LIVE, Inc. 8.00 cv. notes 8s, 2003
                    (acquired 9/19/01, cost $1,000,000) (RES)                                        $    1,000,000

WARRANTS (--%) (a) (NON) (cost $--)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 eStudio LIVE, Inc. Warrant (acquired 9/19/01,
                    cost $--) (RES)                                                                  $            1

SHORT-TERM INVESTMENTS (3.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        10,000,000 BP Amoco Capital PLC effective yield of 1.92%,
                    February 1, 2002                                                                 $    9,999,467
         25,000,000 FNMA effective yield of 1.755%, March 28, 2002                                       24,933,542
         33,543,000 Interest in $500,000,000 joint tri-party repurchase agreement dated January 31, 2002 with
                    Goldman Sachs & Co. due February 1, 2002
                    with respect to various U.S. Government
                    obligations -- maturity value of $33,544,789
                    for an effective yield of 1.92%                                                      33,543,000
          8,409,000 Interest in $760,000,000 joint tri-party repurchase agreement dated January 31, 2002 with S.B.C.
                    Warburg, Inc. due February 1, 2002 with respect
                    to various U.S. Government obligations--maturity
                    value of $8,409,448 for an effective yield of 1.92%                                   8,409,000
         20,947,000 Interest in $164,570,000 joint repurchase
                    agreement dated January 31, 2002 with
                    J.P. Morgan Chase & Co. due February 1, 2002
                    with respect to various U.S. Government
                    obligations--maturity value of $20,948,117
                    for an effective yield of 1.92%                                                      20,947,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $97,832,009)                                  $   97,832,009
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,284,364,557) (b)                                      $3,139,697,874
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,126,649,089.

  (b) The aggregate identified cost on a tax basis is $3,426,309,731, resulting in gross unrealized appreciation and depreciation of $318,685,984 and $605,297,841, respectively, or net unrealized depreciation of $286,611,857.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2002 was $68,994,849 or 2.2% of net assets.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,284,364,557) (Note 1)                                    $3,139,697,874
-------------------------------------------------------------------------------------------
Cash                                                                                    129
-------------------------------------------------------------------------------------------
Interest and other receivables                                                      313,262
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            7,046,117
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   37,381,015
-------------------------------------------------------------------------------------------
Total assets                                                                  3,184,438,397

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                14,105
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 40,320,605
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       12,876,514
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,500,087
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,574,317
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       180,644
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,812
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,170,281
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              148,943
-------------------------------------------------------------------------------------------
Total liabilities                                                                57,789,308
-------------------------------------------------------------------------------------------
Net assets                                                                   $3,126,649,089

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $8,411,590,376
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (19,626,231)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                        (5,120,648,373)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                     (144,666,683)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $3,126,649,089

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,819,023,715 divided by 249,383,732 shares)                                        $7.29
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.29)*                                $7.73
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($655,249,283 divided by 98,923,671 shares)**                                         $6.62
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($42,840,049 divided by 5,997,705 shares)**                                           $7.14
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($260,960,844 divided by 37,672,164 shares)                                           $6.93
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $6.93)*                                $7.18
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($348,575,198 divided by 46,792,332 shares)                                           $7.45
-------------------------------------------------------------------------------------------

* On single retail sale of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                    $     1,356,375
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,869)                                            682,071
-------------------------------------------------------------------------------------------
Total investment income                                                           2,038,446

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  8,661,625
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    4,290,036
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    62,766
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     19,335
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,262,588
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             3,397,842
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               212,245
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               941,836
-------------------------------------------------------------------------------------------
Other                                                                             2,113,890
-------------------------------------------------------------------------------------------
Total expenses                                                                   21,962,163
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (297,486)
-------------------------------------------------------------------------------------------
Net expenses                                                                     21,664,677
-------------------------------------------------------------------------------------------
Net investment loss                                                             (19,626,231)
-------------------------------------------------------------------------------------------
Net realized loss on investments (including realized loss of $99,414,278
on sales of investments in affiliated issuers) (Notes 1, 3, and 5)           (1,333,571,602)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                    798,641,021
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (534,930,581)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $ (554,556,812)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                $  (19,626,231) $   (65,819,079)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                   (1,333,571,602)  (3,682,197,893)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             798,641,021   (2,715,737,097)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (554,556,812)  (6,463,754,069)
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                                     --     (917,918,316)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --     (425,618,035)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --      (19,406,676)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --     (106,554,853)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --     (121,313,566)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)         (137,952,992)   1,966,727,606
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (692,509,804)  (6,087,837,909)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 3,819,158,893    9,906,996,802
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $19,626,231 and $--, respectively)                         $3,126,649,089  $ 3,819,158,893
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                      Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.52       $29.96       $19.80       $17.35       $16.02       $14.80
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.04)(a)     (.13)(a)     (.24)(a)     (.14)(a)     (.12)        (.12)(a)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.19)      (16.72)       12.33         3.15         1.45         2.42
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.23)      (16.85)       12.09         3.01         1.33         2.30
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --        (4.59)       (1.93)        (.56)          --        (1.08)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (4.59)       (1.93)        (.56)          --        (1.08)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.29        $8.52       $29.96       $19.80       $17.35       $16.02
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.44)*     (63.15)       60.03        18.31         8.30        16.33
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,819,024   $2,207,311   $5,739,645   $2,804,929   $2,478,340   $2,271,206
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .61*        1.04          .93          .98         1.00         1.16
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.54)*       (.84)        (.75)        (.85)        (.70)        (.79)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.43*       99.14       104.11       139.84       106.29       112.84
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                    Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.77       $28.10       $18.78       $16.61       $15.45       $14.41
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.06)(a)     (.23)(a)     (.45)(a)     (.26)(a)     (.24)        (.22)(a)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.09)      (15.51)       11.70         2.99         1.40         2.34
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.15)      (15.74)       11.25         2.73         1.16         2.12
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --        (4.59)       (1.93)        (.56)          --        (1.08)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (4.59)       (1.93)        (.56)          --        (1.08)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.62        $7.77       $28.10       $18.78       $16.61       $15.45
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.80)*     (63.43)       58.77        17.42         7.51        15.49
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $655,249     $872,627   $2,619,509   $1,328,681   $1,231,504   $1,116,849
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .99*        1.79         1.68         1.73         1.75         1.91
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.91)*      (1.58)       (1.50)       (1.60)       (1.45)       (1.55)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.43*       99.14       104.11       139.84       106.29       112.84
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                     Six months
                                       ended                              For the period
Per-share                            January 31                            July 26,1999+
operating performance               (Unaudited)      Year ended July 31     to July 31
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.37       $29.75       $19.80       $20.65
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment loss (a)                 (.06)        (.24)        (.47)          --(d)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.17)      (16.55)       12.35         (.85)
----------------------------------------------------------------------------------------
Total from
investment operations                  (1.23)      (16.79)       11.88         (.85)
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net realized
gain on investments                       --        (4.59)       (1.93)          --
----------------------------------------------------------------------------------------
Total distributions                       --        (4.59)       (1.93)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.14        $8.37       $29.75       $19.80
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.70)*     (63.44)       58.94        (4.12)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $42,840      $51,023     $110,916          $75
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .99*        1.79         1.68          .03*
----------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.91)*      (1.59)       (1.46)        (.03)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.43*       99.14       104.11       139.84
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                             January 31
operating performance                 (Unaudited)                    Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.11       $28.98       $19.27       $17.00       $15.78       $14.66
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.05)        (.19)        (.39)        (.22)        (.20)        (.19)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.13)      (16.09)       12.03         3.05         1.42         2.39
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.18)      (16.28)       11.64         2.83         1.22         2.20
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --        (4.59)       (1.93)        (.56)          --        (1.08)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (4.59)       (1.93)        (.56)          --        (1.08)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.93        $8.11       $28.98       $19.27       $17.00       $15.78
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.55)*     (63.35)       59.32        17.61         7.73        15.78
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $260,961     $289,934     $632,154     $303,677     $231,452     $177,325
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.54         1.43         1.48         1.50         1.66
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.79)*      (1.34)       (1.25)       (1.35)       (1.20)       (1.30)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.43*       99.14       104.11       139.84       106.29       112.84
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                     Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.69       $30.35       $19.98       $17.46       $16.08       $14.81
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.03)(a)     (.09)(a)     (.16)(a)     (.10)(a)     (.08)        (.09)(a)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.21)      (16.98)       12.46         3.18         1.46         2.44
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.24)      (17.07)       12.30         3.08         1.38         2.35
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --        (4.59)       (1.93)        (.56)          --        (1.08)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (4.59)       (1.93)        (.56)          --        (1.08)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.45        $8.69       $30.35       $19.98       $17.46       $16.08
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(b)               (14.27)*     (63.05)       60.56        18.60         8.58        16.67
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $348,575     $398,264     $804,773     $129,334      $99,256     $102,862
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .49*         .79          .68          .73          .75          .91
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.41)*       (.59)        (.48)        (.60)        (.46)        (.53)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.43*       99.14       104.11       139.84       106.29       112.84
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
January 31, 2002 (Unaudited)


Note 1
Significant accounting policies

Putnam OTC & Emerging Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of "emerging growth" companies listed on securities exchanges.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2002, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At July 31, 2001, the fund had a capital loss carryover of approximately $246,466,000 available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on July 31, 2009.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2002, the fund's expenses were reduced by $297,486 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,465 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2002, Putnam Retail Management, acting as underwriter received net commissions of $179,378 and $5,041 from the sale of class A and class M shares, respectively, and received $665,819 and $7,852 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2002, Putnam Retail Management, acting as underwriter received $19,952 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended January 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,439,199,642 and $1,546,219,704, respectively. There were no purchases and sales of U.S. government obligations.


Note 4
Capital shares

At January 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 79,847,139        $563,192,997
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            79,847,139         563,192,997

Shares
repurchased                                (89,522,186)       (630,274,298)
---------------------------------------------------------------------------
Net decrease                                (9,675,047)       $(67,081,301)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                147,191,636      $2,220,153,146
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               57,089,739         886,033,789
---------------------------------------------------------------------------
                                           204,281,375       3,106,186,935

Shares
repurchased                               (136,790,572)     (1,947,599,720)
---------------------------------------------------------------------------
Net increase                                67,490,803      $1,158,587,215
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,004,261        $ 57,061,132
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,004,261          57,061,132

Shares
repurchased                                (22,426,777)       (143,322,714)
---------------------------------------------------------------------------
Net decrease                               (13,422,516)       $(86,261,582)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 29,963,268        $436,133,360
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               27,267,426         387,739,937
---------------------------------------------------------------------------
                                            57,230,694         823,873,297

Shares
repurchased                                (38,099,891)       (502,432,096)
---------------------------------------------------------------------------
Net increase                                19,130,803        $321,441,201
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,815,340         $12,623,149
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,815,340          12,623,149

Shares
repurchased                                 (1,910,545)        (13,341,783)
---------------------------------------------------------------------------
Net decrease                                   (95,205)        $  (718,634)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,018,386         $68,290,899
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,122,439          17,195,772
---------------------------------------------------------------------------
                                             5,140,825          85,486,671

Shares
repurchased                                 (2,776,298)        (43,851,954)
---------------------------------------------------------------------------
Net increase                                 2,364,527         $41,634,717
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,244,810         $61,587,483
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,244,810          61,587,483

Shares
repurchased                                 (7,325,550)        (49,087,581)
---------------------------------------------------------------------------
Net increase                                 1,919,260         $12,499,902
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,670,909        $251,839,143
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,117,500         105,481,350
---------------------------------------------------------------------------
                                            25,788,409         357,320,493

Shares
repurchased                                (11,851,776)       (164,942,455)
---------------------------------------------------------------------------
Net increase                                13,936,633        $192,378,038
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 24,257,234        $171,859,092
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            24,257,234         171,859,092

Shares
repurchased                                (23,281,835)       (168,250,469)
---------------------------------------------------------------------------
Net increase                                   975,399        $  3,608,623
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 48,108,013        $737,225,632
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,282,425         121,313,566
---------------------------------------------------------------------------
                                            56,390,438         858,539,198

Shares
repurchased                                (37,088,500)       (605,852,763)
---------------------------------------------------------------------------
Net increase                                19,301,938        $252,686,435
---------------------------------------------------------------------------


Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                    Purchase    Sales   Dividend   Market
Affiliates                            Cost       Cost    Income     Value
---------------------------------------------------------------------------
Name of affiliate
---------------------------------------------------------------------------
AllAdvantage.com               $        --  $  6,000,003   $-- $        --
Astral Point Communications, Inc.       --            --    --   4,967,118
Career Education Corp.                  --     3,129,944    --          --
Celox Networks, Inc.                    --            --    --  12,940,710
Centerpoint Broadband
  Technologies, Inc.                    --            --    --   5,203,081
Centillium Communications, Inc.  5,444,438    44,646,451    --  19,816,767
CiDRA Corp.                             --            --    --   2,939,735
Epicentric, Inc. Ser. C                 --            --    --   1,346,937
Epicentric, Inc. Ser. D                 --            --    --   4,066,568
eStudio, LIVE, Inc.                     --            --    --   2,348,689
Into Networks, Inc.                     --            --    --     595,487
Manugistics Group, Inc.          5,626,522    63,002,269    --          --
MarketSoft Software Corp.               --            --    --   4,649,079
Professional Detailing, Inc.            --    30,378,004    --          --
---------------------------------------------------------------------------
  Totals                       $11,070,960  $147,156,671   $-- $58,874,171
---------------------------------------------------------------------------

Market value amounts are shown for issues that are affiliated at period end.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 60 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel Miller
Vice President

Eric Wetlaufer
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


SA014-79235  024/227/673  3/02


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
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Putnam OTC and Emerging Growth Fund
Supplement to semiannual Report dated 1/31/02
The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class
Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class
A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return for periods ended 1/31/02

                                                        NAV
6 months                                              -14.27%
1 year                                                -50.95
5 years                                               -30.16
Annual average                                         -6.93
10 years                                               74.02
Annual average                                          5.70
Life of fund (since class A inception, 11/1/82)
Annual average                                         12.68

Share value:                                            NAV
7/31/01                                                $8.69
1/31/02                                                 7.45
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Distributions: The fund did not make any distributions during this period.
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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.